As filed with the Securities and Exchange	Registration No. 333-70600
Commission on August 15, 2007	Registration No. 811-05626
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
POST-EFFECTIVE AMENDMENT NO. [ 20 ]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. [ ]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact name of Registrant)
ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (610) 425-3400
Michael A. Pignatella, Counsel	John S. (Scott) Kreighbaum, Esq.
ING	ING Americas (U.S. Legal Services)
151 Farmington Avenue	1475 Dunwoody Drive
Hartford, CT 06156	West Chester, PA 19308-1478
(860) 723-2239	(610) 425-3404

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ________ pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

                                                         PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 20 by reference to Registrant’s filing under Rule 497(c) as filed and declared effective on April 30,
2007, under Rule 485(b) filed on May 1, 2007 and under Rule 497(e) as filed on May 29, 2007.

A supplement dated August 15, 2007 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 20.

ING USA Annuity and Life Insurance Company and its Separate Account B ING Rollover ChoiceSM SUPPLEMENT Dated August 15, 2007 To the Contract Prospectus Dated April 30, 2007

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The ING LifePay Plus and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (MGWB) Riders
are now available in your state and have replaced our ING LifePay and Joint LifePay MGWB Riders. If you
already own a contract with an ING LifePay rider, you may have an opportunity to replace your existing
ING LifePay rider with the ING LifePay Plus rider. Please contact us for more information and eligibility details.

In states where ING LifePay Plus and Joint LifePay Plus MGWB Riders are approved and available, the
April 30, 2007 prospectus is modified as follows:

1.	Under the “Fees and Expenses” section that begins on page 1, replace the “Optional
Rider Charges” tables with:

                                                       Optional Rider Charges1

Minimum Guaranteed Income Benefit rider:

As an Annual Charge (Charge Deducted Quarterly)

0.60% of the MGIB Charge Base[2]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge if Reset Benefit Elected[3]

0.50%of the ING LifePay Plus Base	2.00% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

As an Annual Charge – Currently (Charge Deducted Quarterly)	Maximum Annual Charge if Reset Benefit Elected[4]

0.75% of the ING Joint LifePay Plus Base	2.50% of the ING Joint LifePay Plus Base

[1] An optional rider charge, expressed as a percentage of contract value that is rounded to the nearest hundredth of one percent, is deducted from the contract value in your subaccount allocations (and/or your
Fixed Interest Allocations if there is insufficient contract value in the subaccounts).
[2] For more information about how the MGIB Charge Base is determined, please see “Charges and Fees -
Optional Riders – Minimum Guaranteed Income Benefit Rider.”
[3] Please see “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit – ING LifePay Plus Reset.”
[4] Please see “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit – ING Joint LifePay Plus
Reset.”

X.70600-07B	August 2007

2.	Also under the “Fees and Expenses” section on page 5, replace Example B and
Example C with the following Examples:

B. This example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Specifically, the example assumes election of Option Package III for contracts established on or after August
7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.003% of assets. The example also assumes the election of the ING LifePay Plus rider, and reflects the maximum ING LifePay Plus rider charge of
2.00% of the ING LifePay Plus Base. If you elect different options, your expenses may be lower. If some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year $1,129	3 years $2,208	5 years $3,365	10 years $7,402

2) If you annuitize at the end of the applicable time period:
1 year $1,129	3 years $2,208	5 years $3,365	10 years $7,402

3) If you do not surrender your contract:
1 year $529	3 years $1,708	5 years $3,065	10 years $7,402

C. This example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Specifically, the example assumes election of Option Package III for contracts established on or after August
7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.003% of assets. The example also assumes the election of the ING Joint LifePay Plus rider, and reflects the maximum ING Joint LifePay Plus rider charge of 2.50% of the ING Joint LifePay Plus Base. If you elect different options, your expenses may be lower. If some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year $1,179	3 years $2,372	5 years $3,664	10 years $8,147

2) If you annuitize at the end of the applicable time period:
1 year $1,179	3 years $2,372	5 years $3,664	10 years $8,147

3) If you do not surrender your contract:
1 year $579	3 years $1,872	5 years $3,364	10 years $8,147

Compensation is paid for the sale of the contracts.	For information about this compensation, see “Contract
Distribution – Selling the Contract.”

X.70600-07B	August 2007

3.	Under the “CHARGES AND FEES” section that begins on page 12, replace the paragraphs about the “ING LifePay Minimum Guaranteed Withdrawal Benefit (ING
LifePay) Rider Charge” and “ING Joint LifePay Minimum Guaranteed Withdrawal
Benefit (ING Joint LifePay) Rider Charge” with:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The
charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.50%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING LifePay Plus/Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit
Riders.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.75%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders - ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”
If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment

X.70600-07B	August 2007

would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

4. Under the “Optional Riders” section that begins on page 23, replace the first three paragraphs with the following paragraphs:

Subject to state availability and the conditions noted below, the contract has three living benefit riders offering protection against the investment risks with your contract:

  The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income during the income phase of your contract;
  The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase
  if   you are concerned that you may outlive your income; and
  The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may add only one of these three riders to your contract. Each rider has a separate charge. We do, however, reserve the right to allow the purchase of more than one optional living benefit rider in the future. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your contract. Please see “Charges and Fees - Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you elect to purchase one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific fund under the contract.
You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses.
You should consult a qualified financial adviser in evaluating the riders.

5. Also under the “Optional Riders” section beginning on page 29, replace the paragraphs about the “ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING
LifePay”) Rider” with:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

      Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service
Center for more information. Such election must be received in good order, including compliance with the

X.70600-07B	August 2007

investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

        Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
        LifePay Plus rider when the contract is issued, the rider date is also the contract date.

         No Cancellation. Once you purchase the ING LifePay Plus rider, you many not cancel it unless you cancel the contract during the contract’s free look period, surrender, begin income phase payments or otherwise terminate the contract. These events automatically cancel the ING LifePay Plus rider. The Company may, at its discretion, cancel and/or replace the ING LifePay Plus rider at your request in order to renew or reset the rider.

         Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your contract is in the accumulation phase.
         The optional rider automatically terminates if you:

1)	begin income phase payments, surrender or otherwise terminate your contract during the accumulation phase; or

2)	die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the contract.

          The ING LifePay Plus rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

        Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59 ½ has not yet passed. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59 ½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3)	the income phase commencement date;

4)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the contract, or the election to begin income phase payments; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

          Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59 ½. This status continues until the earliest of:

1)	the income phase commencement date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

X.70600-07B	August 2007

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the contract or the election to begin income phase payments; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

        How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases.
The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the income phase commencement date, whichever occurs first.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows.

1)	If you purchased the ING LifePay Plus rider on the contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any premium credits).

2)	If you purchased the ING LifePay Plus rider after the contract date, the initial ING LifePay Plus Base is equal to the contract value on the effective date of the rider.

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received
(“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of

  The current ING LifePay Plus Base; or
  The current contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of

  The current ING LifePay Plus Base; or
  The current contract value; and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date. You may sometimes see the step-
up referred to as the Minimum Annual Deferral Enhancement (or MADE).

The ING LifePay Plus Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat

X.70600-07B	August 2007

such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

         Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals 5% of the greater of 1) the contract value and
2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the
Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.

If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age
59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay
Plus Base dollar-for-dollar, under what the rider refers to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 1/2 , the ING LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

If the contract’s income phase commencement date is reached, you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus
Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the
ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value
Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market
Value Adjustment are considered to be part of the withdrawal. See Appendix I, Illustration 1 and 2 for examples of this concept.

        Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING LifePay
Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

X.70600-07B	August 2007

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year.

5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Appendix I, Illustration 3.

       Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

        Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

         Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in

X.70600-07B	August 2007

excess of the Maximum Annual Withdrawal, the contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

      ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”)
the ING LifePay Plus Base to the current contract value, if the contract value is higher. The Maximum Annual
Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed
Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than
Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation
Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

        Accepted Funds. Currently, Accepted Funds are: ING Solution 2015 Portfolio, ING Solution 2025
Portfolio, ING Solution 2035 Portfolio, ING Solution Income Portfolio, ING Liquid Assets Portfolio, Fixed
Account II, and the Fixed Interest Division. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

       Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation
Fund.

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If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the contract continuation date if it would otherwise be designated as a
Special Fund for purposes of the contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the contract, any allocation of contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

        Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Fund are considered Other Funds.

         Fixed Allocation Fund Automatic Rebalancing. If the contract value in the Fixed Allocation Fund is less than 20% of the total contract value allocated to the Fixed Allocation Fund and Other Funds on any ING
LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund.
Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING
LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J –
Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix J – Examples of
Fixed Allocation Fund Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

        Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

        Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the contract
(see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING LifePay Plus Base and the then current contract value;

3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

X.70600-07B	August 2007

5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available; and

6)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59 ½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 5%. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the contract value to fall to zero will terminate the contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 5%. Withdrawals are permitted pursuant to the other provisions of the rider.

3)	The rider charges will restart on the quarter contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

         Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

X.70600-07B	August 2007

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

        Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING LifePay Plus rider are not subject to surrender charges.

        Loans. No loans are permitted on contracts with the ING LifePay Plus rider.

       Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

6.       Also under the “Optional Riders” section beginning on page 35, replace the paragraphs about the “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit
          (“ING Joint LifePay”) Rider” with:

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

        Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and
Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay Plus rider is available for contracts issued on and after
August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The
ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

        Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and

X.70600-07B	August 2007

beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

                Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

                IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

               Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial
        IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

       Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

       No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you many not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or elect to receive income phase payments in lieu of payments under the ING Joint LifePay Plus rider.
These events automatically cancel the ING Joint LifePay Plus rider. The Company may, at its discretion, cancel and/or replace the ING Joint LifePay Plus rider at your request in order to renew or reset the ING Joint LifePay Plus rider.

       Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

         Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

X.70600-07B	August 2007

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

        Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;

3)	the income phase commencement date;

4)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the contract or the election to begin receiving income phase payments; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

           Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1)	the income phase commencement date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

X.70600-07B                                                                                                                  August 2007

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

        How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the income phase commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium.

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider.

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus
Base is recalculated as the greater of

  The current ING Joint LifePay Plus Base; or
  The current contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of

  The current ING Joint LifePay Plus Base; or
  The current contract value; and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date. You may sometimes see the step-
up referred to as the Minimum Annual Deferral Enhancement (or MADE).

The ING Joint LifePay Plus Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received

X.70600-07B	August 2007

during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual
Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,”
below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

              Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% multiplied by the greater of the contract value and the
        ING Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.

        If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint
        LifePay Plus Base dollar-for-dollar, under what your rider refers to as the “Standard Withdrawal Benefit.”
        Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint
        LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual
        Withdrawal will be recalculated.

        If the contract’s income phase commencement date is reached, you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only income phase option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

        Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the
        Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual
        Withdrawal (an “excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal
        will be reduced on a pro-rata basis. This means that both the ING Joint LifePay Plus Base and the Maximum
        Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

        When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
        Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value
        Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum
        Annual Withdrawal reduction after an excess withdrawal, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum
        Annual Withdrawal. See Appendix I, Illustration 1 and 2 for examples of this concept.

                 Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
         Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
         Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an

X.70600-07B	August 2007

excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year.

5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calcuated.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Appendix I, Illustration 3.

        Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

        Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus
Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made

X.70600-07B	August 2007

at the end of the half-contract year or contract year, as applicable.

        Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint
LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint
LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

       ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or
“reset”) the ING Joint LifePay Plus Base to the current contract value, if the contract value is higher. The
Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum
Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in
Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice,

X.70600-07B	August 2007

of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

         Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic
Rebalancing,” below.

               Accepted Funds. Currently Accepted Funds are: ING Solution 2015 Portfolio, ING Solution 2025
        Portfolio, ING Solution 2035 Portfolio, ING Solution Income Portfolio, ING Liquid Assets Portfolio, Fixed
        Account II, and the Fixed Interest Division. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

                Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation
        Fund.

                Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
        Allocation Fund are considered Other Funds.

                Fixed Allocation Fund Automatic Rebalancing. If the contract value in the Fixed Allocation Fund is less than 20% of the total contract value allocated to the Fixed Allocation Fund and Other Funds on any ING Joint
        LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
        Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund.
        Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint
        LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Fund or Other Funds.

        Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J –
        Examples of Fixed Allocation Fund Automatic Rebalancing.”

        In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the
        Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix J – Examples of
        Fixed Allocation Fund Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay
        Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING
        Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

X.70600-07B	August 2007

       Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

        Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as 5% percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

         Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and

X.70600-07B	August 2007

becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

        Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

        Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

7. Replace “Appendix I” with:

APPENDIX I

            ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the

X.70600-07B	August 2007

Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the

X.70600-07B	August 2007

Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

X.70600-07B	August 2007

SEPARATE ACCOUNT B PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2006
	-	Statements of Operations for the year ended December 31, 2006
	-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2006, 2005 and
2004
	-	Balance Sheets as of December 31, 2006 and 2005
	-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2006, 2005 and 2004
	-	Statements of Cash Flows for the years ended December 31, 2006, 2005 and
2004
	-	Notes to Financial Statements
(b) Exhibits
(1)	Resolution of the Board of Directors of ING USA Annuity and Life Insurance
Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File Nos. 333-70600; 811-5626).
(2)	Not applicable
(3.1)	Amendment to and Restatement of the Distribution Agreement between ING
USA and Directed Services, Inc. effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
April 9, 2004 (File Nos. 333-90516, 811-5626).
(3.2)	Master Selling Agreement • Incorporated by reference to Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on May 12, 2006 (File Nos. 333-70600; 811-5626).
(4.1)	Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.2)	Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.3)	Variable Annuity Certificate (GA-CA1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File No. 333-70600).
(4.5)	Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No.
1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File No. 333-
70600).
(4.6)	Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File No. 333-70600).
(4.7)	Simple Retirement Account Rider • Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.8)	403(b) Rider • Incorporated herein by reference to Post-Effective Amendment
No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File No. 033-23351).
(4.9)	Individual Retirement Annuity Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.10)	ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No. 033-
23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated
herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
August 1, 2003 (File No. 333-70600).

(4.12)	Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13,
2004 (File No. 333-28679).
(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life
Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-
70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit
Rider with Reset (Life Pay) (IU-RA-3023) • Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
July 20, 2006 (File No. 333-70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
Life Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on July 20,
2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING
Joint Life Pay) (IU-RA-3061)
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life
Pay) (IU-RA-3062)
(4.18)	Variable Annuity Application (GA-CDF-1105(08/07))
(5)	Variable Annuity Application (GA-CDF-1105(08/06)) • Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on August 3, 2006 (File No. 333-70600).
(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January
1, 2004 • Incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of
Golden American Life Insurance Company dated November 20, 2003, effective
January 1, 2004 • Incorporated by reference to the Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose
and Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4, 2004, effective March 11, 2004 • Incorporated by reference to the
Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, effective January 1, 2005 • Incorporated by reference to Registrant’s
Form 10-K as filed with the Securities and Exchange Commission on May 13,
2005 (File No. 33-87270).

(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) •
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account
B filed with the Securities and Exchange Commission on April 23, 1999 (File
No. 333-28679).
(7)	Not applicable
(8.1)	Organizational Agreement dated December 28, 1988 • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).
(8.2)	Assignment Agreement dated March 20, 1991 for Organizational Agreement •
Incorporated by reference to Post-Effective Amendment No. 40 to the
Registration Statement on Form N-1A to the GCG Trust as filed on May 3,
1999 (File No. 033-23512)
(8.3)	Addendum to Organizational Agreement (adding Market Manager Series and
Value Equity Series) • Incorporated by reference to Post-Effective Amendment
No. 35 to the Registration Statement on Form N-1A to the GCG Trust as filed on November 26, 1997 (File No. 033-23512).
(8.4)	Addendum dated September 25, 1995 to Organizational Agreement (adding
Strategic Equity Series) • Incorporated by reference to Post-Effective
Amendment No. 40 to the Registration Statement on Form N-1A to the GCG
Trust as filed on May 3, 1999 (File No. 033-23512).
(8.5)	Addendum dated December 29, 1995 to Organizational Agreement (adding
Small Cap Series) • Incorporated by reference to Post-Effective Amendment
No. 24 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 22, 1995 (File No. 033-23512).
(8.6)	Addendum to Organizational Agreement (adding Managed Global Series) •
Incorporated by reference to Post-Effective Amendment No. 27 to the
Registration Statement on Form N-1A to the GCG Trust as filed on June 14,
1996 (File No. 033-23512).
(8.7)	Addendum dated August 19, 1997 to Organizational Agreement (adding Mid-
Cap Growth Series, Research Series, Total Return Series, Growth & Income
Series, Value & Growth, Global Fixed Income Series, Growth Opportunities
Series, and Developing World Series) • Incorporated by reference to Post-
Effective Amendment No. 33 to the Registration Statement on Form N-1A to
the GCG Trust as filed on September 2, 1997 (File No. 033-23512).
(8.8)	Addendum dated February 16, 1999 to Organizational Agreement (adding
International Equity Series and the Large Cap Value Series) • Incorporated by
reference to Post-Effective Amendment No. 42 to the Registration Statement on
Form N-1A to the GCG Trust as filed on February 29, 2000 (File No. 033-
23512).
(8.9)	Addendum dated June 15, 1999 to Organizational Agreement (adding
Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special
Situations Series) • Incorporated by reference to Post-Effective Amendment
No. 43 to the Registration Statement on Form N-1A to the GCG Trust as filed on July 14, 2000 (File No. 033-23512).

(8.10)	Addendum dated November 16, 2000 to Organizational Agreement (adding
International Equity Series) • Incorporated by reference to Post-Effective
Amendment No. 44 to the Registration Statement on Form N-1A to the GCG
Trust as filed on December 1, 2000 (File No. 033-23512).
(8.11)	Addendum dated February 22, 2001 to Organizational Agreement (adding
Internet Tollkeeper Series) • Incorporated by reference to Post-Effective
Amendment No. 46 to the Registration Statement on Form N-1A to the GCG
Trust as filed on April 27, 2001 (File No. 033-23512).
(8.12)	Addendum dated February 26, 2002 to Organizational Agreement (adding
Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity,
Fundamental Growth, Focus Value, International Enhanced EAFE) •
Incorporated by reference to Post-Effective Amendment No. 48 to the
Registration Statement on Form N-1A to the GCG Trust as filed on April 24,
2002 (File No. 033-23512).
(8.13)	Service Agreement effective as of January 1, 1994 between Golden American
Life Insurance Company and Directed Services, Inc. • Incorporated by
reference to the Initial Registration Statement on Form N-4 (File No. 333-
70600), as filed on October 1, 2001.
(8.14)	Asset Management Agreement effective as of January 20, 1998 between
Golden American Life Insurance Company and ING Investment Management
LLC • Incorporated by reference to the Initial Registration Statement on Form
N-4 (File No. 333-70600), as filed on October 1, 2001.
(8.15)	Amendments effective January 1, 2003 to Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance
Company and ING Investment Management LLC • Incorporated by reference to Exhibit 10.A(l) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the SEC on March 29, 2004 (File No. 033-87270).
(8.16)	Third Amendment effective August 18, 2003 to Asset Management Agreement effective as of January 20, 1998, as amended on January 1, 2003, between
Golden American Life Insurance Company and ING Investment Management
LLC • Incorporated by reference to Exhibit 10.A(n) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004
(File No. 033-87270).
(8.17)	Surplus Note, dated (09/30/99) between Golden American Life Insurance
Company and ING American Insurance Holdings, Inc. • Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).
(8.18)	Surplus Note, dated (12/08/99) between Golden American Life Insurance
Company and First Columbine Life Insurance Company • Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File No. 333-70600).

(8.19)	Reinsurance Agreement, effective (01/01/00) between Golden American Life
Insurance Company and Security Life of Denver International Limited •
Incorporated by reference to the Initial Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
October 1, 2001 (File No. 333-70600).
(8.20)	Letter of Credit between Security Life of Denver International Limited and The
Bank of New York • Incorporated by reference to the Initial Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on October 1, 2001 (File No. 333-70600).
(8.21)	Surplus Note for $50,000,000 aggregate principal amount, dated December 29,
2004, issued by ING USA Annuity and Life Insurance Company to its affiliate,
Security Life of Denver International Limited • Incorporated by reference from
Exhibit 10.(q) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270).
(8.22)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ING Life Insurance and Annuity Company • Incorporated by reference from Exhibit 10.(r) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the Securities and Exchange Commission on March 18, 2005
(File No. 033-87270).
(8.23)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ReliaStar Life Insurance Company • Incorporated by reference from
Exhibit 10(s) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270).
(8.24)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING affiliated Insurance Companies listed on
Exhibit B • Incorporated by reference from Exhibit 10.A(k) to ING USA
Annuity and Life Insurance Company’s Form 10-K filed with the Securities and
Exchange Commission on March 18, 2005 (File No. 033-87270).
(8.25)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING North American Insurance Corporation, Inc.
• Incorporated by reference from Exhibit 10.A(g) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the Securities and Exchange
Commission on March 18, 2005 (File No. 033-87270).
(8.26)	Form of Finance Shared Services Center Services Agreement dated September
1, 2000 by and among ING North American Insurance Corporation, Inc. and
ING affiliated Insurance Companies • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 (File
No. 333-70600), as filed on December 11, 2001.

(8.27)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Products Fund V and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 51 to the
Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27,
2007.
(8.28)	Participation Agreement made and entered into as of July 20, 2001 by and among Golden American Life Insurance Company and Fidelity Distributors
Corporation on behalf of each of its Variable Insurance Products • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-23351), as filed on April 29, 2002.
(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.30)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.31)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, LLC • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.32)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.

(8.33)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.34)	Fund Participation Agreement effective July 13, 2001 between Golden
American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April
30, 2002.
(8.35)	Amendment dated September 1, 2001 by and between Portfolio Partners, Inc.
(to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be
renamed ING Financial Advisers, LLC effective May 1, 2002) and Golden
American Life Insurance Company to Participation Agreement effective July
13, 2001 • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on April 30,
2002.
(8.36)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and
Golden American Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001 •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.
(8.37)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001 and
May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.38)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING
USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-
70600), as filed on July 20, 2006.

(8.39)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to
Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File
No. 333-70600), as filed on July 20, 2006.
(8.40)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005 • Incorporated
by reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 333-70600), as filed on July 20, 2006.
(8.41)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ING USA Annuity and Life Insurance Company to Participation Agreement
effective July 13, 2001 and subsequently amended on September 1, 2001, May
1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7,
2005 • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on
December 6, 2006.
(8.42)	Shareholder Servicing Agreement effective January 1, 2002 between ING
Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life
Insurance Company, Service Class Shares • Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-1A (File
No. 333-32575), as filed on October 29, 2004.
(8.43)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc. and
Golden American Life Insurance Company of America to Shareholder
Servicing Agreement (Service Class Shares) effective as of January 1, 2002 as amended • Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2003.
(8.44)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc.
and ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.45)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc.
and ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 16 to Registration
Statement on Form N-4 (File No. 333-70600), as filed on August 3, 2006.

(8.46)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc. and
ING USA Annuity and Life Insurance Company to Shareholder Servicing
Agreement (Service Class Shares) effective January 1, 2002 as amended •
Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-70600), as filed on
December 6, 2006.
(8.47)	Participation Agreement made and entered into as of May 1, 2003 among ING
Investors Trust, Golden American Life Insurance Company and Directed
Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 033-23512), as filed on
February 27, 2004.
(8.48)	Second Amended and Restated Fund Participation Agreement dated September
2, 2003 as amended and restated on May 17, 2004 and further amended and restated on January 1, 2007 among ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Investors
Trust, ING Investments, LLC, ING Funds and Distributors, LLC, American
Funds Insurance Series and Capital Research and Management Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4A (File No. 333-139695), as filed on July 6, 2007.
(8.49)	Participation Agreement made and entered into as of May 1, 2001 among
Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden
American Life Insurance Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 25 to Registration
Statement on Form N-1A (File No. 033-73140), as filed on April 15, 2004.
(8.50)	Amendment executed August 30, 2002 Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING
Pilgrim Investments, LLC, Golden American Life Insurance Company and ING
Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-1A (File No. 033-
73140), as filed on April 15, 2004.
(8.51)	Participation Agreement effective as of July 16, 2001 by and among Golden
American Life Insurance Company, Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced, VP, Inc., Aetna GET
Fund on behalf of its series, Aetna Variable Portfolios, Inc. on behalf of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-70600), as filed on April 30, 2002.
(8.52)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.53)	Form of Participation Agreement between _____________ Life Insurance
Company and Oppenheimer Variable Account Funds
(8.54)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.55)	Participation Agreement dated as of May 1, 1998 by and among Golden
American Life Insurance Company, PIMCO Variable Insurance Trust and
PIMCO Funds Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
28769), as filed on April 26, 1999.
(8.56)	Amendment No. 1 effective April 1, 2000 to Participation Agreement dated
May 1, 1998 between Golden American Life Insurance Company, PIMCO
Variable Insurance Trust and PIMCO Funds Distributors, LLC • Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-33914), as filed on December 2, 2005.
(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.58)	Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, Pioneer Variable Contracts
Trust, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-23351), as filed on April 29, 2002.
(8.59)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.60)	Expense Reimbursement Agreement Amendment • Incorporated by reference to the Initial Registration Statement on Form N-4 (File No. 333-70600), as filed on October 1, 2001.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney • Incorporated by reference to Post-Effective Amendment
No. 18 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 18, 2007 (File No. 333-
70600).

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Harry N. Stout[1]	President
Thomas J. McInerney[2]	Director and Chairman
Kathleen A. Murphy[2]	Director
Robert W. Crispin[3]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[4]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[4]	Senior Vice President and Chief Accounting Officer
James R. McInnis[1]	Senior Vice President
Michel Perreault[1]	Senior Vice President and Appointed Actuary
Stephen J. Preston[1]	Senior Vice President
Boyd G. Combs[4]	Senior Vice President, Tax
David S. Pendergrass[4]	Senior Vice President and Treasurer
Linda E. Senker[1]	Vice President and Chief Compliance Officer
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380.
2	The principal business address of these directors and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
3	The principal business address of this director and this officer is 230 Park Avenue, 13th
Floor, New York, New York 10169.
4	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B
(File No. 333-28679), as filed with the Securities and Exchange Commission on July 25, 2007.

Item 27. Number of Contract Owners

As of June 29, 2007, there were 266,838 qualified contract owners and 182,114 non-qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional
Liability umbrella insurance policy issued by an international insurer. The policy covers ING
America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings,
Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings,
Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000.
The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance
Company. Directed Services LLC is the principal underwriter for Separate Account
A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance
Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New
York Separate Account NY-B, Alger Separate Account A of ING USA and the ING
Investors Trust.
(b)	The following information is furnished with respect to the officers and directors of
Directed Services LLC, the Registrant’s Distributor.

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
James R. McInnis[1]	Director and President
Robert J. Hughes[1]	Director
Shaun P. Mathews[2]	Director and Executive Vice President
Kimberly A. Anderson[3]	Senior Vice President
Robert S. Naka[3]	Senior Vice President
Joseph M. O’Donnell[3]	Senior Vice President and Investment Advisory Chief
Compliance Officer
Michael J. Roland[3]	Senior Vice President and Assistant Secretary
Laurie M. Tillinghast[2]	Senior Vice President
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Richard E. Gelfand[1]	Chief Financial Officer
Bruce Kuenne[1]	Attorney-in-Fact
Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway
Denver, CO 80203

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Julius A. Drelick, III[3]	Vice President
William A. Evans[4]	Vice President
Todd R. Modic[3]	Vice President
Alyce Shaw[1]	Vice President
David S. Pendergrass[3]	Vice President and Treasurer
Dawn M. Peck[3]	Vice President, Assistant Treasurer and Assistant
Secretary
James A. Shuchart[1]	General Counsel
Joy M. Benner[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
G. Stephen Wastek[3]	Assistant Secretary
1	The principal business address of these directors and these officers is 1475 Dunwoody
Drive, West Chester, Pennsylvania 19380.
2	The principal business of this director and these officers is 10 State House Square,
Hartford, Connecticut 06103.
3	The principal business address of these officers is 7337 E Doubletree Ranch Road,
Scottsdale, Arizona 85258.
4	The principal business address of this officer is 151 Farmington Avenue, Hartford,
Connecticut 06156.
5	The principal business address of this officer if 20 Washington Avenue south, Minneapolis,
MN 55401.

(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)
	2006 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation
Directed	$429,206,095	$0	$0	$0
Services LLC

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327-4390, and at 151 Farmington Avenue, Hartford, Connecticut
06156.

Item 31. Management Services

None.

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.
2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, State of Connecticut, on the 15th day of August, 2007.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)
By:	Harry N. Stout*
Harry N. Stout
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title	Date
Harry N. Stout*	President	)
Harry N. Stout	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) August
Thomas J. McInerney		) 15, 2007
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief	)
David A. Wheat	Financial Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting	)
Steven T. Pierson	Officer	)

By: /s/ Michael A. Pignatella
Michael A. Pignatella
Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.4.16	Minimum Guaranteed Withdrawal Benefit Rider with Automatic
	Reset (ING Joint Life Pay) (IU-RA-3061)	_______
99-B.4.17	Minimum Guaranteed Withdrawal Benefit Rider with Automatic
	Reset (Life Pay) (IU-RA-3062)	_______
99-B.4.18	Variable Annuity Application (GA-CDF-1105(08/07))	_______
99-B.8.53	Form of Participation Agreement between ____________ Life
	Insurance Company and Oppenheimer Variable Account Funds	_______
99-B.9	Opinion and Consent of Counsel	_______
99-B.10	Consent of Independent Registered Public Accounting Firm	_______